Revenue by destination and product (Tables)	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
Consolidated sales revenue by destination and non-current assets other than excluded items

		Adjusted(b)	Adjusted(b)		Adjusted(b)	Adjusted(b)
	2022%	2021%	2020%	2022 US$m	2021 US$m	2020 US$m
Greater China(b)	54.3	59.7	60.4	30,172	37,878	26,951
United States of America	15.9	12.6	10.9	8,823	8,012	4,867
Asia (excluding Greater China and Japan)	7.1	6.9	7.9	3,937	4,415	3,525
Japan	7.4	7.9	7.5	4,091	5,012	3,354
Europe (excluding UK)	6.5	5.2	5.9	3,618	3,271	2,623
Canada	3.1	2.6	2.9	1,743	1,677	1,289
Australia	1.9	1.8	1.7	1,047	1,122	745
UK	0.3	0.4	0.5	182	243	242
Other countries	3.5	2.9	2.3	1,941	1,865	1,015
Consolidated sales revenue	100	100	100	55,554	63,495	44,611
(a)Consolidated sales revenue by geographical destination is based on the ultimate country of the product's destination, if known. Where the ultimate destination is not known, we have defaulted to the shipping address of the customer. Rio Tinto is domiciled in both the UK and Australia.
(b)Consolidated sales revenue by destination has been adjusted to classify Taiwan and China together as ‘Greater China’; previously Taiwan was included in Asia (excluding Greater China and Japan). This change has resulted in a decrease in 2021 revenue attributable to Asia (excluding Greater China and Japan) of: 2.5% and US$1,570 million (2020: 2.3% and US$1,011 million).
The total of non-current assets other than excluded items is shown by location below.

	2022 US$m	2021 US$m
Australia	31,674	32,807
Canada	14,472	15,139
Mongolia	12,872	11,653
United States of America	6,441	6,141
Africa	2,945	3,080
South America	3,317	2,451
Europe (excluding UK)	245	246
UK	136	111
Other countries	1,159	1,197
Total non-current assets other than excluded items	73,261	72,825

Non-current assets excluded from analysis above:
Deferred tax assets	2,766	3,375
Other financial assets	406	528
Quasi-equity loans to equity accounted units(b)	—	97
Tax recoverable	—	29
Receivables and other assets	1,338	1,610
Total non-current assets per balance sheet	77,771	78,464
(a)Allocation of non-current assets by country is based on the location of the business units holding the assets. It includes investments in equity accounted units totalling US$3,298 million (2021: US$3,407 million) which represents the Group’s share of net assets excluding quasi-equity loans shown separately above.
(b)As part of the impairment of the Boyne Smelter the quasi-equity loan was fully impaired in 2022 (2021: US$97 million).

Consolidated sales revenue by product
We have sold the following products to external customers during the year:

	Revenue from contracts with customers 2022 US$m	Other revenue(a) 2022 US$m	Consolidated sales revenue 2022 US$m
Iron ore	33,068	(267)	32,801
Aluminium, alumina and bauxite	13,955	(165)	13,790
Copper	3,276	(80)	3,196
Industrial minerals (comprising titanium dioxide slag, borates and salt)	2,685	(16)	2,669
Gold	564	9	573
Diamonds	816	—	816
Other products(b)	1,710	(1)	1,709
Consolidated sales revenue	56,074	(520)	55,554

	Revenue from contracts with customers 2021 US$m	Other revenue(a) 2021 US$m	Consolidated sales revenue 2021 US$m	Revenue from contracts with customers 2020 US$m	Other revenue(a) 2020 US$m	Consolidated sales revenue 2020 US$m
Iron ore	42,992	(796)	42,196	28,202	1,000	29,202
Aluminium, alumina and bauxite	12,336	103	12,439	9,092	54	9,146
Copper	3,229	96	3,325	1,721	64	1,785
Industrial minerals (comprising titanium dioxide slag, borates and salt)	2,114	3	2,117	2,054	(3)	2,051
Gold	1,075	2	1,077	471	6	477
Diamonds	501	—	501	459	—	459
Other products(b)	1,837	3	1,840	1,493	(2)	1,491
Consolidated sales revenue	64,084	(589)	63,495	43,492	1,119	44,611
(a)Consolidated sales revenue includes both revenue from contracts with customers, accounted for under IFRS 15, and subsequent movements in provisionally priced receivables, accounted for under IFRS 9, and included in “other revenue” above.
(b)“Other products” includes metallic co-products, molybdenum, silver and other commodities. Individually the revenue from each of these products is less than 15% of the total Other products category.